20A. Future Minimum rental receivable	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
20A. Future Minimum rental receivable

As at the end of the reporting period, the Company’s total future minimum rental under non-cancellable operating leases are receivable as follows:-

	2015	2014
	RMB’000	RMB’000

Within 1 year	750	715
After 1 year but within 5 years	785	1,535
After 5 years	-	-

	1,535	2,250